Share-based payment arrangements (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($) plan	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Warrants and options CHF instrument	Dec. 31, 2012 Warrants and options CHF instrument	Dec. 31, 2011 Warrants and options USD ($)	Dec. 31, 2011 Warrants and options CHF	Dec. 31, 2013 Warrants and options USD ($) instrument	Dec. 31, 2013 Exercise price of 36.40 Warrants and options CHF instrument	Dec. 31, 2013 Exercise price of 19.00 Warrants and options CHF instrument	Dec. 31, 2013 Exercise price of 22.50 Warrants and options CHF instrument	Dec. 31, 2013 Exercise Price 25.50 Warrants and options CHF instrument	Dec. 31, 2013 Exercise price 15.75 Warrants and options CHF instrument	Dec. 31, 2013 Exercise price 17.50 Warrants and options CHF instrument	Dec. 31, 2013 Exercise price of 21.50 Warrants and options CHF instrument
Share-based payment arrangements
Number of share-based payment plans	3
Compensation cost for equity-settled stock based arrangements	$ 71,000,000	$ 60,000,000	$ 67,000,000
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)	94
Treasury stock that could be used to settle share-based payment arrangements (in shares)	14
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation, vesting period				3 years
Expiration period after date of grant				6 years
Time period of interest rate used as the basis for the risk-free rate				6 years
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)				21.00%	27.00%	26.00%	26.00%
Dividend yield (as a percent)				2.90%	3.60%	2.44%	2.44%
Expected term				6 years	6 years	6 years	6 years
Risk-free interest rate (as a percent)				0.57%	0.30%	1.59%	1.59%
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at beginning of period				242,500,000				297,900,000
Number of instruments Granted				88,100,000
Number of instruments Exercised				0
Number of instruments Forfeited				(4,800,000)
Number of instruments, Expired				(27,900,000)
Number of instruments outstanding at end of period					242,500,000			297,900,000	25,100,000	22,800,000	36,700,000	43,400,000	68,200,000	14,700,000	87,000,000
Number of instruments Vested and expected to vest at end of period								282,500,000
Number of instruments Exercisable at end of period								95,600,000
Number of shares outstanding at beginning of period (in shares)				48.5				59.6
Share-equivalent of instruments granted (in shares)				17.6
Share-equivalent of instruments forfeited (in shares)				(1.0)
Share-equivalent of instruments expired (in shares)				(5.5)
Number of shares outstanding at end of period (in shares)					48.5			59.6	5.0	4.6	7.3	8.7	13.7	2.9	17.4
Share-equivalent of instruments of shares Vested and expected to vest at end of period (in shares)								56.5
Share-equivalent of instruments exercisable at end of period (in shares)								19.1
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share)				22.38
Weighted-average exercise price, Granted (in Swiss francs per share)				21.50
Weighted-average exercise price, Forfeited (in Swiss francs per share)				19.60
Weighted-average exercise price, Expired (in Swiss francs per share)				26.74
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share)				21.76	22.38
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share)				21.81
Weighted-average exercise price, Exercisable (in Swiss francs per share)				25.07
Weighted-average remaining contractual term, Outstanding				3 years 8 months 12 days					4 months 24 days	1 year 4 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days	4 years 4 months 24 days	5 years 4 months 24 days
Weighted-average remaining contractual term, Vested and expected to vest				3 years 8 months 12 days
Weighted-average remaining contractual term, Exercisable				1 year 9 months 18 days
Exercise price (in Swiss francs)									36.40	19.00	22.50	25.50	15.75	17.50	21.50
Aggregate intrinsic value, Outstanding				185,000,000
Aggregate intrinsic value, Vested and expected to vest				175,000,000
Aggregate intrinsic value, Exercisable				36,000,000
Conversion ratio				5
Unrecognized compensation cost, non-vested warrants and option								79,000,000
Weighted average period over which unrecognized share-based compensation costs are expected to be reported				2 years
Weighted-average grant-date fair value of warrants and options (per instrument)				0.66	0.59		0.83
Aggregate intrinsic value of instruments exercised						$ 13,000,000	11,000,000